TAXES ON INCOME - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense Benefit [Line Items]
Taxes on income	$ 135.3	$ 131.4	$ 134.0
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	140.6	117.7	130.9
Deferred	(23.0)	(1.3)	(1.1)
Domestic	117.6	116.4	129.8
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	13.1	12.7	7.1
Foreign taxes, Deferred	4.6	2.3	(2.9)
Foreign	$ 17.7	$ 15.0	$ 4.2